Goodwill - Schedule Of Changes In Carrying Amounts Of Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Costs:
Beginning balance	$ 124	$ 9,413	$ 40,085
Impairment loss	0	(9,288)	(29,055)
Exchange difference	0	1	(1,617)
Ending balance	$ 124	$ 124	$ 9,413